Related parties	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Related parties	Related parties
Apart from balances and transactions disclosed elsewhere in these consolidated financial statements, the Group has also entered into the following related party transactions under the normal course of the Group’s business:
(a)Transactions with other related parties

	2024	2023	2022
Sales to an equity-accounted investee (Note(a))	$120	$702	$—
Services recharge received from a related party (Note(b))	31	13	—
Services provided by a company with control from a director of the Company	—	—	(31)
Notes:
(a)Sales to an equity-accounted investee represents cancer treatment services provided. There is no outstanding balance at December 31, 2024, while there is $127 outstanding balance at December 31, 2023 in relation to these transactions.
(b)Service recharged received from an equity-accounted investee represents the office supporting services. There is $3 and $5 outstanding balance at December 31, 2024 and 2023 in relation to these transactions.
(c)Key management personnel compensation
Key management personnel compensation comprised as following.

	2024	2023	2022
Directors’ fees	$199	$420	$261
Salaries, wages and other benefits	2,332	4,240	24,549
Contributions to defined contribution retirement plan	14	15	17
Equity-settled share-based payment expenses (note)	5,384	10,297	30,285
	$7,929	$14,972	$55,112
Note:    The balances are non-cash transactions for the reporting period. Details of the recognition and the fair value determination are included in note 30.